Accounts Receivable and Work in Process (Details) - Costs in Excess of Billings and Billings in Excess of Costs - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2016
Costs in Excess of Billings and Billings in Excess of Costs [Abstract]
Costs incurred on uncompleted contracts	$ 1,519,570	$ 0
Estimated earnings	290,037	0
	1,809,607	0
Less billings to date	1,557,268	0
Total	252,339	0
Reflected in the balance sheet as:
Costs and estimated earnings in excess of billings on contracts in process	252,339	0	$ 137,109
Billings in excess of costs and estimated earnings on contracts in process	0	0
Total	$ 252,339	$ 0